Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of the Income Tax Expenses

The current and deferred portions of the income tax expenses (benefits) included in the consolidated statements of operations and comprehensive loss as determined in accordance with ASC 740 are as follows:

	For the Years Ended March 31,
	2025	2024	2023
Current taxes	$64,427	$15,856	$-
Deferred taxes	(21,193)	(2,497)	(524)
Income tax expenses (benefits)	$43,234	$13,359	$(524)

Schedule of Income Tax (Benefit) Expense

A reconciliation of the difference between the expected income tax expenses (benefits) computed at Hong Kong profits tax rate of 16.5% and the Group’s reported income tax benefits is shown in the following table:

	For the Years Ended March 31,
	2025	2024	2023
Loss before income taxes	$(4,274,408)	$(4,576,119)	$(207,693)
Applicable income tax rate	16.5%	16.5%	16.5%
Income tax benefits at applicable income tax rate	$(705,277)	$(755,060)	$(34,270)
Non-deductible expenses(1)	881,429	642,533	79,652
Income not subject to tax	(148)	(40)	(22)
Tax effect of two-tiered profits tax rates	(21,554)	(62,480)	(22,680)
Under-provision in previous years	4,632	26,762	-
Change in valuation allowance	(115,848)	161,644	(23,204)
Income tax expenses (benefits)	$43,234	$13,359	$(524)

(1)	Non-deductible expenses for the year ended March 31, 2025 mainly represented expenses incurred by the Company. For the year ended March 31, 2024, these expenses were incurred by both the Company and IWHL. For the year ended March 31, 2023, such expenses were primarily from IWHL. Since the Company and IWHL are holding companies with no operations, these expenses were not allowed to be carried forward and set off against profits in subsequent periods according to Hong Kong tax laws.

Schedule of Deferred Tax Assets and Liabilities	Components of the Group’s deferred tax assets and liabilities are as follows:
	As of March 31,
	2025	2024
Deferred tax assets:
Allowance for credit loss	$17,477	$1,265
Net operating loss carry forwards	99,745	214,543
Depreciation and amortization	6,432	1,395
Less: valuation allowances	(99,745)	(214,543)
Total deferred tax assets, net	$23,909	$2,660

Schedule of Valuation Allowance Against Deferred Tax Assets

Movement of the Group’s valuation allowance against deferred tax assets is as follows:

	As of March 31,
	2025	2024
Balance at beginning of the year	$214,543	$52,750
(Decrease) increase recognized in the income statement	(115,848)	161,644
Exchange difference	1,050	149
Balance at end of the year	$99,745	$214,543